SHAREHOLDERS' EQUITY - Ordinary shares (Details)				12 Months Ended
	Sep. 30, 2025 employee person $ / shares shares	Jul. 31, 2025 person item $ / shares shares	Dec. 19, 2024 $ / shares shares	Mar. 31, 2026 USD ($) Vote $ / shares shares	Mar. 31, 2025 $ / shares shares	Mar. 31, 2024 shares	Mar. 31, 2023 shares
SHAREHOLDERS' EQUITY
Share capital authorized | $				$ 50,000
Shares authorized				500,000,000	500,000,000
Par value (in dollars per share) | $ / shares				$ 0.0001	$ 0.0001
Shares issued				27,882,500	23,437,500	22,000,000	22,000,000
Shares outstanding				24,071,000	23,437,500	22,000,000	22,000,000
Class B share conversion ratio				1
Public offering price (in dollars per share) | $ / shares				$ 1.2
Number of shares granted				4,445,000
Service period				4 years
Unvested shares outstanding				3,811,500
Restricted Class A ordinary shares
SHAREHOLDERS' EQUITY
Number of shares granted				4,445,000
Service period	4 years
Consultants
SHAREHOLDERS' EQUITY
Par value (in dollars per share) | $ / shares		$ 0.0001
Number of shares granted		1,665,000
Number of persons to whom shares granted | person		8
Consultants | Restricted Class A ordinary shares
SHAREHOLDERS' EQUITY
Number of shares granted		1,665,000
Number of persons to whom shares granted | item		8
Employees
SHAREHOLDERS' EQUITY
Par value (in dollars per share) | $ / shares	$ 0.0001
Number of shares granted	2,780,000
Number of persons to whom shares granted | person	11
Service period	4 years
Employees | Restricted Class A ordinary shares
SHAREHOLDERS' EQUITY
Number of shares granted	2,780,000
Number of persons to whom shares granted | employee	11
Class A Ordinary Shares
SHAREHOLDERS' EQUITY
Shares authorized				470,000,000	470,000,000
Par value (in dollars per share) | $ / shares				$ 0.0001	$ 0.0001
Shares issued				26,705,175	22,260,175	20,822,675	20,822,675
Shares outstanding				22,893,675	22,260,175	20,822,675	20,822,675
Number of votes per share | Vote				1
Unvested shares outstanding				3,811,500
Class A Ordinary Shares | Initial public offering
SHAREHOLDERS' EQUITY
Par value (in dollars per share) | $ / shares			$ 0.0001
Number of shares issued (in shares)			1,250,000
Public offering price (in dollars per share) | $ / shares			$ 4
Class A Ordinary Shares | Exercise of over allotment option
SHAREHOLDERS' EQUITY
Par value (in dollars per share) | $ / shares			$ 0.0001
Number of shares issued (in shares)			187,500
Public offering price (in dollars per share) | $ / shares			$ 4
Class B Ordinary Shares
SHAREHOLDERS' EQUITY
Shares authorized				30,000,000	30,000,000
Par value (in dollars per share) | $ / shares				$ 0.0001	$ 0.0001
Shares issued				1,177,325	1,177,325	1,177,325	1,177,325
Shares outstanding				1,177,325	1,177,325	1,177,325
Number of votes per share | Vote				5